NATURE OF BUSINESS (Details Narrative) - USD ($)					3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Oct. 30, 2020	Oct. 05, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Net loss					$ 899,125	$ 62,722	$ 54,248	$ 2,767,885	$ 127,132	$ 670,614
Accumulated deficit					$ 3,492,747		$ 54,248	$ 3,492,747		$ 724,862
Par value of ordinary shares					$ 0.001		$ 0.001	$ 0.001		$ 0.001
Consideration on shares issued								$ 2,675,940
Share exchange ratio		20:1
Common Stock, Shares, Outstanding		199,988,724			11,346,535		9,999,132	11,346,535		9,999,132
Shares exchange description		(i) every 20 ordinary shares, £0.01 par value per share, of Limited (the “Limited Ordinary Shares”) were exchanged for one share of common stock, $0.001 par value per share, of the Company (the “Company Common Stock”) and (ii) every 10 Accustem American Depository Shares (“ADS”) representing two Limited Ordinary Shares were exchanged for one share of the Company’s Common Stock, which resulted in the Company becoming the holding company of Limited
Subsequent Event [Member] | Tiziana [Member]
Repayment of related party receivable/payable	$ 1,288,310
Increase in additional capital contribution	$ 2,675,940
Tiziana Life Sciences [Member]
Proceeds from receivables				$ 1,353,373
Ordinary shares issued				9,520,069
Par value of ordinary shares				$ 0.001
StemPrintER [Member]
Number of shares in subsidiary				3,070,000
Ordinary shares issued			479,063
Par value of ordinary shares			$ 0.001
Consideration on shares issued			$ 204,879
StemPrintER [Member] | Options Held [Member]
Consideration on shares issued			$ 204,879